Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 28, 2024
Fidelity Advisor Technology Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	50.04%
Past 5 years	24.64%
Past 10 years	18.53%
Fidelity Advisor Technology Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	48.68%
Past 5 years	22.71%
Past 10 years	16.15%
Fidelity Advisor Technology Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	30.59%
Past 5 years	19.91%
Past 10 years	14.68%
Fidelity Advisor Technology Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	56.99%
Past 5 years	25.17%
Past 10 years	18.51%
Fidelity Advisor Technology Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	53.27%
Past 5 years	24.91%
Past 10 years	18.51%
Fidelity Advisor Technology Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	59.61%
Past 5 years	26.45%
Past 10 years	19.57%
Fidelity Advisor Technology Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	59.80%
Past 5 years	26.61%
Since Inception	19.48%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1525
Average Annual Return:
Past 1 year	52.64%
Past 5 years	25.01%
Past 10 years	19.45%

[1]	A From October 2, 2018 .